Note 30 - Supplemental Disclosures of Cash Flow Information	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Cash Flow, Supplemental Disclosures [Text Block]
30—SUPPLEMENTAL
DISCLOSURES OF CASH FLOW INFORMATION

Interest and income taxes paid are as follows:

	2018	2017	2016
Income taxes paid (refunds received)	407	585	596
Interest paid	49	41	41
Interest received	12	7	4

Non-cash transactions:	2018	2017	2016
Capital lease obligations incurred	427	484	285